Loans - Schedule of Accounts, Notes, Loans and Financing Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	$ 7,016,895	$ 6,819,977		$ 6,413,635
Allowance for loan losses	(51,820)	(47,518)	(56,069)	(55,864)	(71,878)
Unamortized discount on acquired loans	(23,321)	(25,638)		(34,717)
Unearned net deferred fees and costs and loans in process	(6,809)	(6,872)		(16,245)
Total financing receivables, net	6,934,945	6,739,949		6,306,809
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	910,406	901,605		906,469
Allowance for loan losses	(7,567)	(8,342)	(11,854)	(11,779)	(14,761)
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	2,645,721	2,541,194		2,311,974
Allowance for loan losses	(17,722)	(16,884)	(22,292)	(22,562)	(30,234)
Commercial non real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	1,551,607	1,571,640		1,481,756
Allowance for loan losses	(14,625)	(10,550)	(11,552)	(11,222)	(18,979)
Agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	1,788,028	1,681,209		1,587,248
Allowance for loan losses	(10,920)	(10,655)	(9,256)	(9,296)	(6,906)
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	85,822	90,086		101,477
Allowance for loan losses	(201)	(264)	(390)	(312)	(542)
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total financing receivables, gross	35,311	34,243		24,711
Allowance for loan losses	$ (785)	$ (823)	$ (725)	$ (693)	$ (456)